Note 15 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2018
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$64,426	10.2%	$40,213	≥ 6.375%	N/A	N/A
Bank	$69,742	11.1%	$40,136	≥ 6.375%	$62,959	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$67,953	10.8%	$62,290	≥ 9.875%	N/A	N/A
Bank	$73,361	11.7%	$62,172	≥ 9.875%	$62,959	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$64,426	10.2%	$49,675	≥ 7.875%	N/A	N/A
Bank	$69,742	11.1%	$49,580	≥ 7.875%	$50,367	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$64,426	8.3%	$30,875	≥ 4.0%	N/A	N/A
Bank	$69,742	8.8%	$31,745	≥ 4.0%	$39,681	5.0%
As of December 31, 2017
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$60,438	10.2%	$26,765	≥ 5.75%	N/A	N/A
Bank	$63,649	10.7%	$26,704	≥ 5.75%	$38,573	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$63,273	10.6%	$47,581	≥ 9.25%	N/A	N/A
Bank	$66,559	11.2%	$47,474	≥ 9.25%	$59,343	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$60,438	10.2%	$35,686	≥ 7.25%	N/A	N/A
Bank	$63,649	10.7%	$35,606	≥ 7.25%	$47,474	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$60,438	9.2%	$26,198	≥ 4.0%	N/A	N/A
Bank	$63,649	8.5%	$29,838	≥ 4.0%	$37,298	5.0%